Commitment and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitment and Contingencies
Commitment and Contingencies

12.                   Commitment and Contingencies

Leases

In March 2012, the Company entered into an amendment to its office building lease, which extends the term of the lease five years.  The lease, as amended, will expire on March 31, 2018.  Commencing on April 1, 2012, the base annual rent shall be $152,500, with an increase of 3% annually.

Related Party Transactions

Stock option awards are provided to members of the Board of Directors as a regular component of annual compensation.  The number of stock options awards to each non-employee Board member is calculated by dividing $10,000 by the closing stock price of the grant date.  Stock options are awarded to each non-employee Board member in May of each year; provided, however, that in 2012 the Company did not have sufficient shares available under the 1997 Stock Option Plan (the “Plan”) to fully compensate the Board members.  Accordingly, the Company issued stock options to each non-employee director with a value of $4,278 instead of the $10,000 in stock options as required under its directors’ compensation plan, in May 2012, and the remaining $5,722 of options in August 2012 following Stockholders approval of the amendment to the Plan.

10.                               Commitments and Contingencies

Purchase Commitments

During 2009, the Company entered into a purchase commitment with a supplier of the Company’s D-tagatose product.  The agreement committed the Company to purchase 25 metric tons of D-Tagatose.  The Company utilized the D-tagatose as a part of the Phase 2 and Phase 3 trials.  This phase was necessary for the Company to be able to commercialize the product and as the products were not going to be available for sale, the Company wrote off the entire product value into Research and Development Costs.  The amounts written off in 2009 from the agreement were $1.1 million.  Of this amount $500,000 was paid in 2009 and the remaining balance of $600,000 was included in the Company’s accounts payable and accrued expenses at December 31, 2010.  On March 16, 2011, both parties signed an agreement whereby Inalco agreed to supply Spherix with 8.5 metric tons of D-tagatose for amounts previously paid for and both parties agreed to release each other from any other obligations under the previous agreement.  As a result, Spherix recognized a gain of $600,000 in 2011 on the release from its purchase obligation.

Leases

The Company has commitments under an operating lease through 2013 relating to its administrative office in Bethesda, Maryland.

Future minimum rental payments required as of December 31, 2011, under the non-cancelable lease are as follows:

Year Ending December 31,	Operating Lease

2012	159,000
2013	40,000
$199,000

The Company’s building lease contains step rent provisions, capital improvement funding, or other tenant allowances.  Minimum rental payments including allowances on this lease are recognized on a straight-line basis over the term of the lease.  In 2008, lease incentives under the Bethesda facility lease provided for $150,000 of leasehold improvements.  The Company incurred net operating lease rental expenses of approximately $129,000 and $140,000 for the years 2011 and 2010, respectively.

Related Party Transactions

Employment, Deferred Compensation, and Consulting Agreements for Principal Stockholders

Under employment agreements with Dr. Gilbert V. Levin and Mrs. M. Karen Levin, the Company’s founders, the Company agreed to provide Dr. and Mrs. Levin each with lifetime payments of $12,500 each quarter and to fund long-term lifetime healthcare and health insurance policies following their retirements from the Company on August 14, 2008 and January 4, 2006, respectively.  At December 31, 2010, the Company’s liability for both Dr. and Mrs. Levin was estimated to be $450,000 for the lifetime payments and $245,000 for funding the long-term lifetime healthcare and health insurance policies based on actuarially determined amounts.  The non-current portion of these amounts was reported on the accompanying balance sheet as deferred compensation at December 31, 2010.  During 2011 and 2010, the Company paid Dr. and Mrs. Levin a combined total of $24,000 and $141,000 in post-retirement benefits under the above agreements.

In January 2011, the Company entered into a Letter Agreement with Gilbert V. Levin and M. Karen Levin pursuant to which the Company agreed to make a one-time lump sum payment of $450,000 to the Levins in full satisfaction of the Company’s obligation to make a series of continuing payments to the Levins relating to their prior employment by the Company.  The Company’s estimated liability to the Levins at December 31, 2010, and prior to the above agreement, was approximately $695,000.  The $450,000 lump sum payment was made on January 31, 2011, and the Company recognized a gain of $245,000 in 2011.  Per the terms of the agreement, Gilbert V. Levin resigned as a member of the Board of Directors of the Company on January 13, 2011.